RETIREMENT BENEFITS PLANS - Change in Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension plans | United States
Change in benefit obligations
Balance at January 1	$ 2,700	$ 2,824
Service cost	16	18	$ 19
Interest cost	135	134	142
Actuarial loss (gain)	55	(20)
Gross benefits paid	(256)	(258)
Currency translation	0	0
Plan amendments	0	2
Other	0	0
Balance at December 31	2,650	2,700	2,824
Accumulated benefit obligation	2,650	2,686
Pension plans | Non-United States plans
Change in benefit obligations
Balance at January 1	1,863	2,022
Service cost	45	46	43
Interest cost	88	85	85
Actuarial loss (gain)	13	(82)
Gross benefits paid	(139)	(121)
Currency translation	155	(87)
Plan amendments	10	(3)
Other	3	3
Balance at December 31	2,038	1,863	2,022
Accumulated benefit obligation	1,925	1,766
Other postretirement benefits expense (income)
Change in benefit obligations
Balance at January 1	196	212
Service cost	0	1	1
Interest cost	11	10	10
Actuarial loss (gain)	2	(11)
Gross benefits paid	(27)	(29)
Currency translation	1	(3)
Plan amendments	0	0
Other	11	16
Balance at December 31	$ 194	$ 196	$ 212